Operating Leases - Summary of Information Related To Leases (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Leases [Abstract]
Operating cash flows from operating leases	$ 2,049	$ 3,421
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 1,113	$ 0
Weighted-average remaining lease term (in years): Operating leases	2 years 1 month 6 days	2 years 8 months 12 days
Weighted-average discount rate: Operating leases	2.70%	1.60%